Fair Value of Financial Instruments (Details) - Schedule of derivative liabilities measured at fair value on a recurring basis - Level 2 [Member] - USD ($) $ in Thousands	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020
Fair Value of Financial Instruments (Details) - Schedule of derivative liabilities measured at fair value on a recurring basis [Line Items]
Other Current Liabilities	$ 6,677	$ 8,159	$ 8,171
Other Long-Term Liabilities		710
Liabilities	$ 6,677	$ 8,869